EARNINGS (LOSS) PER ORDINARY SHARE - Dilutive Shares (Details) - shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of earnings per share [Abstract]
Weighted average number of ordinary shares (in shares)	508,360,174	430,131,931	421,105,111
Dilutive potential of share options (in shares)	733,362	785,524	0
Diluted weighted average number of ordinary shares (in shares)	509,093,536	430,917,455	421,105,111